Long-term debt – mortgages (Details) - USD ($)	1 Months Ended
	Mar. 31, 2020	Nov. 30, 2019	Jul. 31, 2022
Long-term debt – mortgages (Details) [Line Items]
Debt instrument face amount		$ 5,255,920
Carrying value of property			$ 33,950,082
Bond St. building, Brooklyn, NY [Member]
Long-term debt – mortgages (Details) [Line Items]
Debt instrument face amount		$ 6,000,000
Interest rate, percent		3.54%
Additional loans		$ 144,080
Amount outstanding		$ 5,400,000
Term of loan		5 years
Bond St. building, Brooklyn, NY One [Member]
Long-term debt – mortgages (Details) [Line Items]
Interest rate, percent		4.375%
Fishkill building [Member]
Long-term debt – mortgages (Details) [Line Items]
Debt instrument face amount	$ 4,000,000
Interest rate, percent	3.98%
Term of loan	20 years
Maturity period of loan	5 years